Shareholders' Equity - Accumulated Balances Related to Each Component of Other Comprehensive Income Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other comprehensive income (loss), net of tax	$ 140	$ (335)	$ (196)
Balance, net of tax	794	670
Accumulated Other Comprehensive Income (Loss) [Member]
OCI movement	121	(337)	(190)
Tax impact	3	28	5
Other comprehensive income (loss), net of tax	124	(309)	(185)
Balance	752	631	968	1,158
Cumulative tax impact	42	39	11	6
Balance, net of tax	794	670	979	1,164
Unrealized gain (loss) on defined benefit pension plans [Member]
OCI movement	(39)	(78)	(19)
Tax impact	14	18	6
Other comprehensive income (loss), net of tax	(25)	(60)	(13)
Balance	(205)	(166)	(88)	(69)
Cumulative tax impact	47	33	15	9
Balance, net of tax	(158)	(133)	(73)	(60)
Unrealized gain (loss) on derivatives [Member]
OCI movement	90	(125)	55
Tax impact	(11)	9
Other comprehensive income (loss), net of tax	79	(116)	55
Balance	26	(64)	61	6
Cumulative tax impact	(2)	9
Balance, net of tax	24	(55)	61	6
Unrealized gain (loss) on securities [Member]
OCI movement	6	(33)	29
Tax impact		1	(1)
Other comprehensive income (loss), net of tax	6	(32)	28
Balance	(1)	(7)	26	(3)
Cumulative tax impact	(3)	(3)	(4)	(3)
Balance, net of tax	(4)	(10)	22	(6)
Foreign currency translation adjustment [Member]
OCI movement	64	(101)	(255)
Other comprehensive income (loss), net of tax	64	(101)	(255)
Balance	932	868	969	1,224
Balance, net of tax	$ 932	$ 868	$ 969	$ 1,224